Note 1 - Organization and Summary of Significant Accounting Policies (Details) - Non-cash Stock-based Compensation (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Note 1 - Organization and Summary of Significant Accounting Policies (Details) - Non-cash Stock-based Compensation [Line Items]
Non-cash Stock-based Compensation Expense	$ 500	$ 500	$ 900	$ 700	$ 600
Non-cash Stock-based Compensation [Member] | Cost of Sales [Member]
Note 1 - Organization and Summary of Significant Accounting Policies (Details) - Non-cash Stock-based Compensation [Line Items]
Non-cash Stock-based Compensation Expense	70	51	88	82	56
Non-cash Stock-based Compensation [Member] | Research and Development Expense [Member]
Note 1 - Organization and Summary of Significant Accounting Policies (Details) - Non-cash Stock-based Compensation [Line Items]
Non-cash Stock-based Compensation Expense	48	138	236	162	137
Non-cash Stock-based Compensation [Member] | Selling, General and Administrative Expenses [Member]
Note 1 - Organization and Summary of Significant Accounting Policies (Details) - Non-cash Stock-based Compensation [Line Items]
Non-cash Stock-based Compensation Expense	416	360	598	631	387
Non-cash Stock-based Compensation [Member]
Note 1 - Organization and Summary of Significant Accounting Policies (Details) - Non-cash Stock-based Compensation [Line Items]
Non-cash Stock-based Compensation Expense	$ 534	$ 549	$ 922	$ 875	$ 580